Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of Outstanding Derivative Financial Instruments
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

			2024			2023

All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities

Interest rate derivatives – in a fair value hedge relationship	166	–	(1)	174	–	(5)

Interest rate derivatives – not in a hedge relationship	779	22	(6)	356	14	(1)

Cross-currency rate derivatives – in a hedge relationship	342	21	(32)	352	26	(31)

Cross-currency rate derivatives – not in a hedge relationship	83	–	(4)	87	–	(1)

FX derivatives – in a hedge relationship	1,049	–	(15)	420	7	–

FX derivatives – not in a hedge relationship	711	8	–	526	1	(5)

Total	3,130	51	(58)	1,915	48	(43)

Analysed as expiring:

In less than one year	2,505	31	(54)	1,047	16	(5)

Later than one year and not later than five years	325	3	(1)	868	32	(38)

In greater than five years	300	17	(3)	–	–	–

Total	3,130	51	(58)	1,915	48	(43)

Summary of Interest Rate and Cross Currency Swaps
The Group uses a combination of interest rate and cross-currency swaps to convert its
€
300m 1.375% Euro notes 2025.

Receive Notional	Receive coupon	FX rate	Notional	Pay coupon

€ 100m	1.375%	GBPEUR: 1.1295	£87m	3.51%

€ 181m	1.375%	GBPUSD: 1.206	$193m	3.402%

€ 19m	1.375%	GBPUSD: 1.206	$27m	SOFR+1.36%

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

			2024

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(1)	5	166

Derivative financial instruments for currency risk	21	(8)	166

			2023

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(6)	5	174

Derivative financial instruments for currency risk	26	(7)	174

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items
The amounts at the reporting date relating to items designated as hedge items were as follows:

					2024

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(166)	1	(5)	–	Finance costs

Currency risk

Financial liabilities – borrowings	(166)	n/a	8	–	Finance costs

					2023

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(169)	6	5	1	Finance costs

Currency risk

Financial liabilities – borrowings	(169)	n/a	5	–	n/a

Summary of Amounts Related to Items Designated as Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

					2024

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(47)	(29)	1,225	(29)	–

Financial liabilities – borrowings	–	–	–	–	–

					2023

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Derivative financial instruments	(24)	26	599	26	–

Financial liabilities – borrowings	–	–	–	–	–

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements	Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

			2024			2023

All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	24	(7)	17	26	(14)	12
Counterparties in a liability position	27	(51)	(24)	22	(29)	(7)
Total as presented in the balance sheet	51	(58)	(7)	48	(43)	5